Related Party Transactions (Details) - Schedule of net outstanding balances with related parties - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	$ 2,104,083	$ 477,964
Tao Ling [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	254,820
Xiaohong Yin [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	1,587,162
Bozhen Gong [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	72,806	295,213
Yun Tan [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related parties	$ 189,295	$ 182,751